Earnings per share - Additional information (Details)	Jun. 30, 2023 $ / shares shares
Earnings per share
Strike price of vested options | $ / shares	$ 0
Number of deferred exchange shares	20,000,000
Lightmap Ltd
Earnings per share
Shares issued as consideration	569,301
Number Of Instruments Or Interest Issuable As Deferred Consideration	864,269